SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

October 23, 2010

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Report for the Calendar Year or Quarter Ended: Septemeber 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Susquehanna Trust & Investment Co
Address: P.O. Box 309
Blue Ball, PA 17506
Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:

    /s/ Robert R. Magill          Blue Ball, PA
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number    Name
    ----------------------  ----------------------
    28-06587                Susquehanna Bancshares

    [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:      119
Form 13F Information Table Value Total: $300,268 (thousands)

List of Included Managers:

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
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REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F         10/19/2010        PAGE 1
ASSETS AS OF 09/30/10

REQUESTED MODEL: BNK
FOR PRINT LOCATION CODE: LI

REPORT PTR289 36 SUSQUEHANNATRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F          10/19/2010        PAGE 1
AS OF 09/30/10

             COL1                   COL2          COL3     COL4        COL5            COL6      COL7           COL8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT
                                                          MARKET                    DISCRETION            VOTING AUTHORITY
                                                           VALUE    SHS OR   PUT  SOLE  SHR  OTH  OTH   SOLE    SHARED    NONE
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   CALL (A)   (B)  (C)  MGR   (A)      (B)      (C)
-------------------------------------------------------------------------------------------------------------------------------
AT&T INC                      NOTE  2.500% 8/1 00206RAV4     652  640,000 SH       X
AT&T INC                      COM              00206R102   9,614  336,145 SH       X                  336,145
AT&T INC                      COM              00206R102     541  18,928 SH              X             15,428             3,500
ABBOTT LABS                   COM              002824100   7,067  135,275 SH       X                  135,275
ABBOTT LABS                   COM              002824100     287  5,500 SH               X              3,900             1,600
ADVENT CLAYMORE ENH GRW & IN  COM              00765E104     125  11,190 SH              X             11,190
ALLIED IRISH BKS P L C        SPON ADR ORD     019228402      22  15,607 SH        X                   15,607
ALLIED IRISH BKS P L C        SPON ADR ORD     019228402      14  9,772 SH               X              9,772
ARCHER DANIELS MIDLAND CO     COM              039483102   8,385  262,685 SH       X                  262,685
ARCHER DANIELS MIDLAND CO     COM              039483102     350  10,950 SH              X              7,150             3,800
BANK OF AMERICA CORPORATION   COM              060505104     151  11,503 SH        X                   11,503
BANK OF AMERICA CORPORATION   COM              060505104      28  2,152 SH               X              2,152
BARRICK GOLD CORP             COM              067901108   8,171  176,507 SH       X                  176,507
BARRICK GOLD CORP             COM              067901108     359  7,763 SH               X              5,520             2,243
BRISTOL MYERS SQUIBB CO       COM              110122108   5,753  212,213 SH       X                  212,213
BRISTOL MYERS SQUIBB CO       COM              110122108     315  11,625 SH              X              9,425             2,200
CAMECO CORP                   COM              13321L108   5,091  183,603 SH       X                  183,603
CAMECO CORP                   COM              13321L108     235  8,475 SH               X              7,475             1,000
CAMPBELL SOUP CO              COM              134429109     207  5,791 SH         X                    5,791
CENTRAL FD CDA LTD            CL A             153501101  12,953  780,300 SH       X                  780,300
CENTRAL FD CDA LTD            CL A             153501101     485  29,225 SH              X             24,225             5,000
CHEVRON CORP NEW              COM              166764100   4,959  61,190 SH        X                   61,190
CHEVRON CORP NEW              COM              166764100     303  3,738 SH               X              2,612             1,126
CHINA MOBILE LIMITED          SPONSORED ADR    16941M109   3,902  76,325 SH        X                   76,325
CHINA MOBILE LIMITED          SPONSORED ADR    16941M109     152  2,975 SH               X              2,475               500
CISCO SYS INC                 COM              17275R102   6,087  277,949 SH       X                  277,949
CISCO SYS INC                 COM              17275R102     171  7,800 SH               X              3,800             4,000
COCA COLA CO                  COM              191216100   9,661  165,087 SH       X                  165,087
COCA COLA CO                  COM              191216100     511  8,735 SH               X              7,135             1,600
COLGATE PALMOLIVE CO          COM              194162103   3,747  48,755 SH        X                   48,755
COLGATE PALMOLIVE CO          COM              194162103     159  2,075 SH               X              1,225               850
CONOCOPHILLIPS                COM              20825C104   4,534  78,952 SH        X                   78,952
CONOCOPHILLIPS                COM              20825C104     299  5,205 SH               X              4,205             1,000
DEERE & CO                    COM              244199105   4,735  67,855 SH        X                   67,855
DEERE & CO                    COM              244199105     400  5,729 SH               X              4,775               954
EATON VANCE TX MGD DIV EQ IN  COM              27828N102     128  11,010 SH              X             11,010
EXXON MOBIL CORP              COM              30231G102   5,858  94,802 SH        X                   94,802
EXXON MOBIL CORP              COM              30231G102   1,500  24,273 SH              X             22,372             1,901
FLUOR CORP NEW                COM              343412102   5,576  112,575 SH       X                  112,575
FLUOR CORP NEW                COM              343412102     213  4,300 SH               X              3,100             1,200
FULTON FINL CORP PA           COM              360271100     162  17,929 SH        X                   17,714               215
FULTON FINL CORP PA           COM              360271100     180  19,917 SH              X             19,917
GENERAL ELECTRIC CO           COM              369604103   5,844  359,649 SH       X                  359,649
GENERAL ELECTRIC CO           COM              369604103     498  30,656 SH              X             26,952             3,704
GLAXOSMITHKLINE PLC           SPONSORED ADR    37733W105   4,318  109,263 SH       X                  109,263
GLAXOSMITHKLINE PLC           SPONSORED ADR    37733W105     188  4,750 SH               X              4,050               700
GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106   4,190  274,388 SH       X                  274,388
GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106     230  15,050 SH              X             12,250             2,800
GOLDCORP INC NEW              COM              380956409   9,957  228,781 SH       X                  228,781
GOLDCORP INC NEW              COM              380956409     355  8,150 SH               X              6,350             1,800
INTEL CORP                    COM              458140100   5,809  302,551 SH       X                  302,551
INTEL CORP                    COM              458140100     329  17,126 SH              X             14,519             2,607
INTERNATIONAL BUSINESS MACHS  COM              459200101     407  3,032 SH         X                    3,032
1INTERNATIONAL BUSINESS MACHS COM              459200101      95  710 SH                 X                710
ISHARES INC                   MSCI JAPAN       464286848   6,840  691,998 SH       X                  691,998
ISHARES INC                   MSCI JAPAN       464286848     178  17,979 SH              X             10,400             7,579
ISHARES TR                    MSCI EAFE IDX    464287465     689  12,551 SH        X                   12,551
ISHARES TR                    MSCI EAFE IDX    464287465     195  3,557 SH               X              3,467                90
JAPAN SMALLER CAPTLZTN FD IN  COM              47109U104   1,229  151,570 SH       X                  151,570
JAPAN SMALLER CAPTLZTN FD IN  COM              47109U104      23  2,875 SH               X              2,875
JOHNSON & JOHNSON             COM              478160104   5,866  94,674 SH        X                   94,674
JOHNSON & JOHNSON             COM              478160104     711  11,483 SH              X             10,183             1,300
KELLOGG CO                    COM              487836108   4,258  84,300 SH        X                   84,300
KELLOGG CO                    COM              487836108     170  3,375 SH               X              2,375             1,000
KIMBERLY CLARK CORP           COM              494368103   4,433  68,145 SH        X                   68,145
KIMBERLY CLARK CORP           COM              494368103     141  2,165 SH               X              1,540               625
MARKET VECTORS ETF TR         AGRIBUS ETF      57060U605   3,619  78,925 SH        X                   78,925
MARKET VECTORS ETF TR         AGRIBUS ETF      57060U605     103  2,250 SH               X              2,250
MCCORMICK & CO INC            COM NON VTG      579780206     673  16,000 SH        X                   16,000
MERCERSBURG FINL CORP         COM              58817A108     385  10,120 SH        X                   10,120
MERCK & CO INC NEW            COM              58933Y105   9,346  253,907 SH       X                  253,907
MERCK & CO INC NEW            COM              58933Y105     426  11,586 SH              X              8,986             2,600
MICROSOFT CORP                COM              594918104   6,010  245,402 SH       X                  245,402
MICROSOFT CORP                COM              594918104     372  15,194 SH              X             14,194             1,000
NEWMONT MINING CORP           COM              651639106  10,926  173,949 SH       X                  173,949
NEWMONT MINING CORP           COM              651639106     443  7,057 SH               X              4,750             2,307
NIPPON TELEG & TEL CORP       SPONSORED ADR    654624105   7,089  323,413 SH       X                  323,413

NIPPON TELEG & TEL CORP       SPONSORED ADR    654624105     312  14,225 SH              X             12,125             2,100
ORACLE CORP                   COM              68389X105   5,179  192,875 SH       X                  192,875
ORACLE CORP                   COM              68389X105     444  16,524 SH              X             15,224             1,300
PPL CORP                      COM              69351T106     168  6,177 SH         X                    6,177
PPL CORP                      COM              69351T106     191  7,006 SH               X              5,606             1,400
PEPSICO INC                   COM              713448108   7,513  113,075 SH       X                  113,075
PEPSICO INC                   COM              713448108     327  4,925 SH               X              3,800             1,125
PFIZER INC                    COM              717081103   7,055  410,917 SH       X                  410,917
PFIZER INC                    COM              717081103     382  22,225 SH              X             16,575             5,650
PHILIP MORRIS INTL INC        COM              718172109     605  10,800 SH        X                   10,800
PHILIP MORRIS INTL INC        COM              718172109     101  1,800 SH               X              1,800
PROCTER & GAMBLE CO           COM              742718109   6,428  107,190 SH       X                  107,190
PROCTER & GAMBLE CO           COM              742718109     525  8,755 SH               X              7,755             1,000
ROYAL DUTCH SHELL PLC         SPON ADR B       780259107   2,387  40,600 SH        X                   40,600
ROYAL DUTCH SHELL PLC         SPON ADR B       780259107     129  2,201 SH               X              1,901               300
RYDEX ETF TRUST               S&P 500 EQ TRD   78355W106     625  14,739 SH        X                   14,739
RYDEX ETF TRUST               S&P 500 EQ TRD   78355W106      14  332 SH                 X                332
SPDR S&P 500 ETF TR           TR UNIT          78462F103   5,450  47,753 SH        X                   47,753
SPDR S&P 500 ETF TR           TR UNIT          78462F103     225  1,972 SH               X              1,972
SPDR DOW JONES INDL AVRG ETF  UT SER 1         78467X109     344  3,187 SH         X                    3,187
SHAW GROUP INC                COM              820280105   6,832  203,590 SH       X                  203,590
SHAW GROUP INC                COM              820280105     260  7,750 SH               X              5,950             1,800
SOUTHERN CO                   COM              842587107   4,251  114,149 SH       X                  114,149
SOUTHERN CO                   COM              842587107     179  4,800 SH               X              3,700             1,100
SUSQUEHANNA BANCSHARES INC P  COM              869099101   2,174  257,577 SH       X                   19,030           238,547
SUSQUEHANNA BANCSHARES INC P  COM              869099101      60  7,164 SH               X                                7,164
TEMPLETON EMERGING MKTS FD I  COM              880191101   1,517  69,155 SH        X                   69,155
TEMPLETON EMERGING MKTS FD I  COM              880191101       4  200 SH                 X                200
3M CO                         COM              88579Y101   3,837  44,255 SH        X                   44,255
3M CO                         COM              88579Y101     176  2,025 SH               X              1,725               300
TRAVELERS COMPANIES INC       COM              89417E109   3,974  76,275 SH        X                   76,275
TRAVELERS COMPANIES INC       COM              89417E109     194  3,725 SH               X              2,900               825
VERIZON COMMUNICATIONS INC    COM              92343V104   9,661  296,440 SH       X                  296,440
VERIZON COMMUNICATIONS INC    COM              92343V104     524  16,073 SH              X             13,673             2,400
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209   5,392  217,349 SH       X                  217,349
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     210  8,455 SH               X              7,055             1,400
1WAL MART STORES INC          COM              931142103   5,410  101,088 SH       X                  101,088
WAL MART STORES INC           COM              931142103     304  5,680 SH               X              4,680             1,000
WASTE MGMT INC DEL            COM              94106L109   6,098  170,610 SH       X                  170,610
WASTE MGMT INC DEL            COM              94106L109     288  8,056 SH               X              6,500             1,556
WINDSTREAM CORP               COM              97381W104      23  1,845 SH         X                    1,845
WINDSTREAM CORP               COM              97381W104     109  8,850 SH               X              8,850

FINAL TOTALS                                             300,268

FORM 13F INFORMATION TABLE ENTRY TOTAL 119